Post-employment benefits	6 Months Ended
Apr. 30, 2024
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Post-employment benefits
Note 10. Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

	For the three months ended						For the six months ended
$ millions	2024 Apr. 30	2024 Jan. 31	2023 Apr. 30	2024 Apr. 30	2024 Jan. 31	2023 Apr. 30	2024 Apr. 30	2023 Apr. 30	2024 Apr. 30	2023 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$47	$48	$53	$1	$1	$1	$95	$106	$2	$2
Net interest (income) expense	(15)	(16)	(20)	6	6	6	(31)	(41)	12	12
Plan administration costs	2	2	2	–	–	–	4	4	–	–
Net defined benefit plan expense (income) recognized in net income	$34	$34	$35	$7	$7	$7	$68	$69	$14	$14
Defined contribution plan expense

	For the three months ended			For the six months ended
$ millions	2024 Apr. 30	2024 Jan. 31	2023 Apr. 30	2024 Apr. 30	2023 Apr. 30
Defined contribution pension plans	$16	$22	$13	$38	$32
Government pension plans (1)	52	43	51	95	99
Total defined contribution plan expense	$68	$65	$64	$133	$131
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the six months ended
$ millions	2024 Apr. 30 (2)	2024 Jan. 31	2023 Apr. 30	2024 Apr. 30	2024 Jan. 31	2023 Apr. 30	2024 Apr. 30 (2)	2023 Apr. 30	2024 Apr. 30	2023 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$267	$(699)	$(67)	$12	$(35)	$(3)	$(432)	$(515)	$(23)	$(26)
Net actuarial gains (losses) on plan assets	(262)	626	(9)	–	–	–	364	333	–	–
Changes in asset ceiling excluding interest income	1	(1)	–	–	–	–	–	(1)	–	–
Net remeasurement gains (losses) recognized in OCI	$6	$(74)	$(76)	$12	$(35)	$(3)	$(68)	$(183)	$(23)	$(26)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.

(2)	Net of the transfer of the accumulated actuarial losses of $5 million to retained earnings upon the settlement of a pension plan for one of our subsidiaries.